Other operating income (loss) (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income (loss)
Schedule of personnel expenses

k€	2025	2024	2023
Personnel expenses (total)	456,536	458,738	377,587
Thereof:
Personnel expenses outside of Germany	338,850	340,362	256,259
Statutory retirement insurance	23,972	25,146	17,041
Statutory retirement insurance outside of Germany	20,446	21,094	9,788
Social security expenses	64,917	62,136	58,276